Note 17 - Tax Expense - Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Deferred tax liability	$ (4,199)		$ (24,933)
Net deferred tax asset (liability)	(3,066)	[1]	(23,230)	[1]	$ (19,555)
Deferred tax asset	1,133		1,703
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax liability	(4,195)		(24,930)
Net deferred tax asset (liability)	(4,195)	[1]	(24,930)	[1]	(20,985)
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)	22	[1]	258	[1]	35
Deferred tax asset	22		258
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax liability	(4)		(3)
Net deferred tax asset (liability)	(4)	[1]	(3)	[1]	(4)
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)	309	[1]	34	[1]	97
Deferred tax asset	309		34
Trade and other payables [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)	739	[1]	486		429
Deferred tax asset	739
Share-based payments deferred tax assets [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)	5	[1]	13	[1]	12
Deferred tax asset	5		13
Provisions [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)	58	[1]	852		813
Deferred tax asset	58		1,386
Other temporary differences [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)			12		$ 48
Deferred tax asset			$ 12

[1]	The deferred tax liability consists of a deferred tax asset of $63 (2018: $98) from the South African operation and a net deferred tax liability of $3,129 (2018: $23,328) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of Non-current assets and a Non-current liabilities in the Statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.